Note 6 - Share-based Payments - Fair Value Assumptions (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2018 $ / shares	Sep. 30, 2017 $ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares
Statement Line Items [Line Items]
Grant (number of stock options)	283,980	11,990	1,690,460	655,253
Weighted average fair value of stock options (in dollars per share) | $ / shares	$ 8.40	$ 6.73	$ 8.40	$ 6.73
Weighted average exercise price			$ 14.22	$ 10.06
Share price			$ 14.22	$ 10.06
Risk-free interest rate			2.64%	1.96%
Expected dividend yield
Volatility factor			74.52%	77.14%
Expected life (in years)			4.4	5.9